1933 Act File Number 333-125751
                                                                     Rule 497(e)


                         SUPPLEMENT DATED JULY 13, 2007
         TO EACH PROSPECTUS, DATED MAY 1, 2007, OF THE FOLLOWING SERIES
           OF THE FIRST TRUST EXCHANGE-TRADED FUND (EACH, THE "FUND"):

            FIRST TRUST MORNINGSTAR(R) DIVIDEND LEADERS(SM) INDEX FUND
                  FIRST TRUST VALUE LINE(R) DIVIDEND INDEX FUND


         With respect to the Fund, dividends from net investment income, if any, are declared and paid quarterly, as described in the "Dividends, Distributions and Taxes" section of the Prospectus.


                   PLEASE READ AND RETAIN FOR FUTURE REFERENCE